Related Party Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Related Party Transaction
Accounts receivable due from related party	$ 8,100		$ 5,800	$ 3,100
Accounts payable to related party			272	122
Noncontrolling Common Stockholder
Related Party Transaction
Accounts receivable due from related party	15		38	123
Accounts payable to related party	166		272
Noncontrolling Common Stockholder | Research and development
Related Party Transaction
Related party transaction expenses		$ 20
Noncontrolling Common Stockholder | Sale of Products
Related Party Transaction
Products sold to related party	13	121	241	269
Noncontrolling Common Stockholder | License Maintenance Fee
Related Party Transaction
Related party transaction expenses	50	50	200	200
Common Stockholder
Related Party Transaction
Accounts receivable due from related party	733
Common Stockholder | Reimbursement for research and development
Related Party Transaction
Products sold to related party	177
Common Stockholder | Reimbursement from payroll related costs
Related Party Transaction
Related party transaction expenses			21	71
Common Stockholder | Sale of Products
Related Party Transaction
Products sold to related party	344			37
Common Stockholder | License Fee Income
Related Party Transaction
Products sold to related party	37
Common Stockholder | Interest Expense
Related Party Transaction
Related party transaction expenses	152
Common Stockholder | Deferred Revenue
Related Party Transaction
Accounts receivable due from related party	113
Common Stockholder | Other Receivable
Related Party Transaction
Accounts receivable due from related party	150
Convertible Preferred Stockholder
Related Party Transaction
Products sold to related party		6
Accounts receivable due from related party			426	54
Convertible Preferred Stockholder | Reimbursement for research and development
Related Party Transaction
Products sold to related party			195
Convertible Preferred Stockholder | Sale of Products
Related Party Transaction
Products sold to related party			504	166
Convertible Preferred Stockholder | License Fee Income
Related Party Transaction
Products sold to related party		38	9,200	3,000
Convertible Preferred Stockholder | Interest Expense
Related Party Transaction
Related party transaction expenses		150
Corporate Joint Venture
Related Party Transaction
Accounts receivable due from related party	7,200		5,300	3,000
Corporate Joint Venture | Related Party Services
Related Party Transaction
Related party transaction expenses	111	59	211	751
Corporate Joint Venture | Research and development
Related Party Transaction
Related party transaction expenses	245	132	695	560
Corporate Joint Venture | Reimbursement for research and development
Related Party Transaction
Related party transaction expenses	177		195
Corporate Joint Venture | Commitment For Services
Related Party Transaction
Related party transaction expenses	84	18	444
Corporate Joint Venture | Reimbursement from payroll related costs
Related Party Transaction
Related party transaction expenses	$ 14	$ 5	$ 14	175
Noncontrolling Common Stockholder And Noteholder
Related Party Transaction
Accounts receivable due from related party				$ 10